Other Liabilities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities (Textual) [Abstract]
Amortization of lease discount	$ 0.4	$ 0.5